Note 07 - Gain and Losses on Derecognition of Financial Assets at Amortized Cost (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derecognition of Financial Assets at amortized cost [Abstract]
Total Derecognition	€ 656	€ 559	€ 473